Other Tax Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other Tax Liabilities
Schedule of Other Tax Liabilities

€ millions	2018			2017
	Current	Non-Current	Total	Current	Non-Current	Total
Other tax liabilities	540	0	540	568	0	568
Other non-financial liabilities	4,120	501	4,621	3,982	514	4,496
Other tax liabilities as % of other non-financial liabilities	13	0	12	14	0	13